Investment Securities	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2024 and 2025:

At March 31, 2024 (As Adjusted):	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,287,730	¥5,768	¥126,098	¥23,167,400
Japanese prefectural and municipal bonds	1,055,564	227	9,800	1,045,991
Foreign government and official institution bonds	3,428,199	4,981	130,629	3,302,551
Corporate bonds	1,019,832	10,685	4,049	1,026,468
Residential mortgage-backed securities	1,229,615	255	345	1,229,525
Asset-backed securities	1,239,772	9,251	1,877	1,247,146
Other debt securities	407,917	3,419	7,450	403,886
Total	¥31,668,629	¥34,586	¥280,248	¥31,422,967
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,191,741	¥4,745	¥97,603	¥15,098,883
Japanese prefectural and municipal bonds	1,999,182	2,048	16,328	1,984,902
Corporate bonds	119,490	93	179	119,404
Residential mortgage-backed securities	4,952,083	3,153	179,537	4,775,699
Asset-backed securities	2,581,466	3,681	6,521	2,578,626
Total	¥24,843,962	¥13,720	¥300,168	¥24,557,514

At March 31, 2025:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,314,148	¥2,326	¥232,617	¥22,083,857
Japanese prefectural and municipal bonds	319,774	3	9,779	309,998
Foreign government and official institution bonds	4,149,418	11,679	82,628	4,078,469
Corporate bonds	905,194	10,213	11,524	903,883
Residential mortgage-backed securities	1,121,879	583	211	1,122,251
Asset-backed securities	1,405,859	7,491	1,199	1,412,151
Other debt securities	502,359	3,709	3,509	502,559
Total	¥30,718,631	¥36,004	¥341,467	¥30,413,168
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥14,354,434	¥4	¥395,239	¥13,959,199
Japanese prefectural and municipal bonds	2,545,627	—	93,141	2,452,486
Corporate bonds	214,949	—	3,602	211,347
Residential mortgage-backed securities	4,690,277	10,826	148,066	4,553,037
Asset-backed securities	1,466,898	4,447	421	1,470,924
Total	¥23,272,185	¥15,277	¥640,469	¥22,646,993

Contractual Maturities
The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at March 31, 2025 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥1,854,284	¥1,849,185	¥18,392,937
Due from one year to five years	7,726,350	7,577,814	5,630,447
Due from five years to ten years	7,644,200	7,321,116	2,850,932
Due after ten years	6,047,351	5,898,878	3,538,852
Total	¥23,272,185	¥22,646,993	¥30,413,168
Realized Gains and Losses
For the fiscal years ended March 31, 2023 (As Adjusted), 2024 and 2025, gross realized gains on sales of Available-for-sale debt securities were ¥107,238 million, ¥124,557 million and ¥49,923 million, respectively, and gross realized losses on sales of Available-for-sale debt securities were ¥169,690 million, ¥274,042 million and ¥200,679 million, respectively.
Impairment Losses on Investment Securities
For the fiscal year ended March 31, 2023, impairment losses on Available-for-sale debt securities of ¥359,330 million were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income. These were mainly the impairment losses on the Available-for-sale debt securities held by MUFG Union Bank, which were reclassified as held for sale, and then sold on December 1, 2022.
For the fiscal year ended March 31, 2024, impairment losses on Available-for-sale debt securities, which mainly comprised of corporate bonds, were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income and were not material.
For the fiscal year ended March 31, 2025, impairment losses on Available-for-sale debt securities of ¥12,988 million, which mainly comprised of other debt securities, were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income.
For the fiscal years ended March 31, 2023, 2024 and 2025, the MUFG Group’s Held-to-maturity debt securities were guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Based on the analysis performed, the MUFG Group has the intent and ability to hold these securities to maturity. Therefore, no credit losses were expected on these securities and no impairment loss has been recorded.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2024 and 2025 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2024 (As Adjusted):	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,640,364	¥9,427	¥1,756,792	¥116,671	¥20,397,156	¥126,098	440
Japanese prefectural and municipal bonds	416,047	1,502	520,133	8,298	936,180	9,800	574
Foreign government and official institution bonds	358,973	9,306	1,942,369	121,323	2,301,342	130,629	97
Corporate bonds	167,004	467	442,274	3,582	609,278	4,049	309
Residential mortgage-backed securities	185,197	14	343,621	331	528,818	345	14
Asset-backed securities	23,810	9	160,109	1,868	183,919	1,877	17
Other debt securities	202,787	54	64,908	7,396	267,695	7,450	56
Total	¥19,994,182	¥20,779	¥5,230,206	¥259,469	¥25,224,388	¥280,248	1,507

	Less than 12 months		12 months or more		Total
At March 31, 2025:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥19,809,049	¥109,736	¥1,160,183	¥122,881	¥20,969,232	¥232,617	311
Japanese prefectural and municipal bonds	30,167	82	279,731	9,697	309,898	9,779	282
Foreign government and official institution bonds	710,517	9,198	1,584,560	73,430	2,295,077	82,628	104
Corporate bonds	206,591	3,069	413,226	8,455	619,817	11,524	483
Residential mortgage-backed securities	—	—	274,894	211	274,894	211	9
Asset-backed securities	244,037	1,193	1,252	6	245,289	1,199	25
Other debt securities	213,737	423	48,799	3,086	262,536	3,509	74
Total	¥21,214,098	¥123,701	¥3,762,645	¥217,766	¥24,976,743	¥341,467	1,288

Evaluating Available-for-sale debt securities for Impairment losses
The following describes the nature of the MUFG Group’s Available-for-sale debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Japanese prefectural and municipal bonds, Foreign government and official institution bonds
As of March 31, 2025, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of March 31, 2025 and no impairment loss has been recorded.
Corporate bonds
As of March 31, 2025, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of March 31, 2025, unrealized losses associated with these securities were mainly resulting from changes in interest rates and not from changes in credit quality. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of March 31, 2025 and no impairment loss had been recorded.
Asset-backed securities
As of March 31, 2025, unrealized losses associated with these securities, other than highly illiquid securities for which fair values are difficult to determine, were mainly resulting from changes in interest rates and not from changes in credit quality. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. For the highly illiquid securities, including certain collateralized loan obligations (“CLOs”), unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of March 31, 2025 and no impairment loss has been recorded.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2023, 2024 and 2025:

	Fiscal years ended March 31,
	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Net gains (losses) recognized during the period(1)	¥102,415	¥1,527,792	¥(674,282)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	18,228	113,216	(107,892)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥84,187	¥1,414,576	¥(566,390)

Note:
(1)Included in Investment securities gains (losses)—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Measurement alternative balance	¥483,218	¥603,633
The related adjustments for these securities for the fiscal years ended March 31, 2023, 2024 and 2025 were as follows:

	Fiscal years ended March 31,
	2023	2024	2025
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(8,230)	¥(11,943)	¥(37,469)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(440)	¥(1,567)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥5,090	¥882	¥8,060

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2024 and 2025 were ¥29,569 million and ¥65,989 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2024 and 2025 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2024 and 2025 were ¥58,104 million and ¥66,132 million, respectively.